Supplement to the
Fidelity® Blue Chip Growth Fund and Fidelity® Blue Chip Value Fund
September 29, 2022
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Blue Chip Growth Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

BCF-BCV-22-01 1.798338.115	November 29, 2022

Supplement to the
Fidelity® Blue Chip Growth Fund
Class K
September 29, 2022
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Blue Chip Growth Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5092. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

BCF-K-22-01 1.899242.107	November 29, 2022

Supplement to the
Fidelity® Series Blue Chip Growth Fund
September 29, 2022
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Series Blue Chip Growth Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

XS1-22-01 1.9883868.101	November 29, 2022

Supplement to the
Fidelity® Blue Chip Growth K6 Fund
September 29, 2022
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Blue Chip Growth K6 Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5092. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

BCFK6-22-01 1.9886694.101	November 29, 2022